Employees benefits (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) Number	Dec. 31, 2022 BRL (R$) Number
Employees Benefits
Expected contribution plans 2017 | R$	R$ 26,911	R$ 25,507
Number of participants under plan | Number	35,644	39,715